UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06711
Morgan Stanley Special Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: February 28, 2010
Date of reporting period: November 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Growth Fund
Portfolio of Investments ▪ November 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (93.7%)
	Biotechnology (0.9%)
24,044	Alnylam Pharmaceuticals, Inc. (a)	$404,180

	Capital Markets (6.7%)
1,302	Capital Southwest Corp.	101,907
50,708	GLG Partners, Inc. (a)	149,589
22,231	Greenhill & Co., Inc.	1,815,161
60,026	Riskmetrics Group, Inc. (a)	896,188

		2,962,845

	Chemicals (2.9%)
18,727	Intrepid Potash, Inc. (a)	570,050
31,135	Rockwood Holdings, Inc. (a)	700,849

		1,270,899

	Communications Equipment (1.3%)
54,253	Palm, Inc. (a)	591,900

	Construction Materials (4.0%)
39,122	Eagle Materials, Inc.	1,054,729
21,220	Texas Industries, Inc.	737,183

		1,791,912

	Distributors (0.5%)
136,900	Integrated Distribution Services Group Ltd. (Bermuda) (b)	214,799

	Diversified Consumer Services (1.1%)
7,013	New Oriental Education & Technology Group (ADR) (Cayman Islands) (a)	500,097

	Diversified Financial Services (3.7%)
6,144	Climate Exchange PLC (United Kingdom) (a)	77,625
41,884	MSCI, Inc. (Class A) (a)	1,276,205
8,990	Pico Holdings, Inc. (a)	269,161

		1,622,991

	Diversified Telecommunication Services (1.1%)
56,771	Cogent Communications Group, Inc. (a)	483,121

	Electric Utilities (3.3%)
100,349	Babcock & Brown Infrastructure Group (Australia) (a)	367,639
71,305	Brookfield Infrastructure Partners LP (Bermuda)	1,098,097

		1,465,736

	Health Care Equipment & Supplies (2.0%)
20,792	Gen-Probe, Inc. (a)	866,818

	Health Care Technology (2.9%)
30,707	athenahealth, Inc. (a)	1,286,623

	Hotels, Restaurants & Leisure (11.2%)
29,337	Ambassadors Group, Inc.	345,590
29,940	BJ’s Restaurants, Inc. (a)	511,076
15,722	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	1,153,209
11,517	Gaylord Entertainment Co. (a)	202,699
33,430	Lakes Entertainment, Inc. (a)	85,581
179,192	Mandarin Oriental International Ltd. (Bermuda)	227,574
37,716	PF Chang’s China Bistro, Inc. (a)	1,230,296
31,321	Vail Resorts, Inc. (a)	1,214,941

		4,970,966

	Household Durables (2.8%)
28,254	Gafisa SA (ADR) (Brazil)	952,160
20,198	iRobot Corp. (a)	284,792

		1,236,952

	Information Technology Services (2.4%)
32,910	Forrester Research, Inc. (a)	824,396
68,191	Information Services Group, Inc. (a)	219,575

		1,043,971

	Insurance (2.4%)
44,748	Greenlight Capital Re Ltd. (Class A) (Cayman Islands)	1,085,139

Morgan Stanley Special Growth Fund
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Internet & Catalog Retail (4.9%)
30,864	Blue Nile, Inc. (a)	$1,724,989
80	DeNA Co., Ltd. (Japan)	437,760

		2,162,749

	Internet Software & Services (9.1%)
15,380	comScore, Inc. (a)	246,234
30,091	GSI Commerce, Inc. (a)	672,233
18,107	MercadoLibre, Inc. (a)	893,761
25,421	OpenTable, Inc. (a)	672,894
23,109	Rediff.Com India Ltd. (ADR) (India) (a)	69,327
10,139	SINA Corp. (Cayman Islands) (a)	458,891
17,953	VistaPrint NV (Bermuda) (a)	1,023,860

		4,037,200

	Leisure Equipment & Products (1.0%)
33,400	Universal Entertainment Corp. (Japan) (a)	462,129

	Life Sciences Tools & Services (4.1%)
26,960	Techne Corp.	1,830,045

	Media (3.1%)
32,102	CKX, Inc. (a)	175,277
14,232	Interactive Data Corp.	363,485
17,689	Morningstar, Inc. (a)	820,062

		1,358,824

	Metals & Mining (0.5%)
380,670	Lynas Corp. Ltd. (Australia) (a)	210,937

	Oil, Gas & Consumable Fuels (3.6%)
14,585	Atlas Energy, Inc.	374,835
18,275	Contango Oil & Gas Co. (a)	811,044
37,097	GMX Resources, Inc. (a)	433,293

		1,619,172

	Pharmaceuticals (0.7%)
18,483	XenoPort, Inc. (a)	304,415

	Professional Services (4.9%)
32,084	Advisory Board Co. (The) (a)	840,601
12,055	Corporate Executive Board Co. (The)	252,673
27,556	CoStar Group, Inc. (a)	1,094,800

		2,188,074

	Real Estate Management & Development (1.9%)
148,507	Brookfield Incorporacoes SA (Brazil)	637,002
3,790	Consolidated-Tomoka Land Co.	136,440
30,207	Market Leader, Inc. (a)	62,831

		836,273

	Semiconductors & Semiconductor Equipment (2.6%)
48,675	Tessera Technologies, Inc. (a)	1,152,137

	Software (3.0%)
14,142	Blackboard, Inc. (a)	590,145
15,853	Longtop Financial Technologies Ltd. (ADR) (China) (a)	561,355
11,980	NetSuite, Inc. (a)	167,241

		1,318,741

	Specialty Retail (1.5%)
24,711	Citi Trends, Inc. (a)	674,116

	Textiles, Apparel & Luxury Goods (2.1%)
35,813	Lululemon Athletica, Inc. (Canada) (a)	937,226

	Transportation Infrastructure (1.5%)
23,603	Grupo Aeroportuario del Pacifico SAB de CV (ADR) (Mexico)	667,493

	Total Common Stocks (Cost $49,573,665)	41,558,480

Morgan Stanley Special Growth Fund
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES			VALUE

	Convertible Preferred Stock (3.4%)
	Biotechnology
69,988	Ironwood Pharmaceuticals (144A) (a)(c)(d)(Cost $437,425)		1,539,736

	Non-Convertible Preferred Stocks (2.3%)
	Finance (1.0%)
51,797	Ning Inc. Ser D (a)(d)		$456,332

	Internet Software & Services (0.5%)
14,426	Twitter Inc. Ser E (d)(e)		230,562

	Medical-Biomedical/Genetics (0.8%)
46,575	Pacific Biosciences Ser E (a)(d)		326,025

	Total Non-Convertible Preferred Stocks (Cost $926,936)		1,012,919

NUMBER OF
SHARES (000)

	Short-Term Investment (f) (0.9%)
	Investment Company
377	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $376,926)		376,926

	Total Investments (Cost $51,314,952) (g)(h)	100.3%	44,488,061

	Liabilities in Excess of Other Assets	(0.3)	(151,784)

	Net Assets	100.0%	$44,336,277

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on a Hong Kong exchange.

(c)	Illiquid security.

(d)	Securities with a total market value equal to $2,552,655 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(e)	Illiquid security. Resale is restricted to qualified institutional investors.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(g)	Securities have been designated as collateral in connection with open forward foreign currency contracts.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Special Growth Fund
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued
Forward Foreign Currency Contracts Open at November 30, 2009:

CONTRACTS	IN EXCHANGE		DELIVERY	UNREALIZED
TO DELIVER	FOR		DATE	APPRECIATION

$28,597	AUD	31,284	12/01/2009	$56
$65,265	AUD	71,894	12/02/2009	583

	Total Unrealized Appreciation			$639

Currency Abbreviation:

AUD	Australian Dollar.

Morgan Stanley Special Growth Fund
Notes to the Portfolio of Investments
11/30/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Generally accepted accounting principles utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at November 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Common Stocks
Biotechnology	$404,180	$404,180	—	—
Capital Markets	2,962,845	2,962,845	—	—
Chemicals	1,270,899	1,270,899	—	—
Communications Equipment	591,900	591,900	—	—
Construction Materials	1,791,912	1,791,912	—	—
Distributors	214,799	214,799	—	—
Diversified Consumer Services	500,097	500,097	—	—
Diversified Financial Services	1,622,991	1,622,991	—	—
Diversified Telecommunication Services	483,121	483,121	—	—
Electric Utilities	1,465,736	1,465,736	—	—
Health Care Equipment & Supplies	866,818	866,818	—	—
Health Care Technology	1,286,623	1,286,623	—	—
Hotels, Restaurants & Leisure	4,970,966	4,970,966	—	—
Household Durables	1,236,952	1,236,952	—	—
Information Technology Services	1,043,971	1,043,971	—	—
Insurance	1,085,139	1,085,139	—	—
Internet & Catalog Retail	2,162,749	2,162,749	—	—
Internet Software & Services	4,037,200	4,037,200	—	—
Leisure Equipment & Products	462,129	462,129	—	—
Life Sciences Tools & Services	1,830,045	1,830,045	—	—
Media	1,358,824	1,358,824	—	—
Metals & Mining	210,937	210,937	—	—
Oil, Gas & Consumable Fuels	1,619,172	1,619,172	—	—
Pharmaceuticals	304,415	304,415	—	—
Professional Services	2,188,074	2,188,074	—	—
Real Estate Management & Development	836,273	836,273	—	—
Semiconductors & Semiconductor Equipment	1,152,137	1,152,137	—	—
Software	1,318,741	1,318,741	—	—
Specialty Retail	674,116	674,116	—	—
Textiles, Apparel & Luxury Goods	937,226	937,226	—	—
Transportation Infrastructure	667,493	667,493	—	—

Total Common Stocks	41,558,480	41,558,480	—	—

Convertible Preferred Stock	1,539,736	—	—	$1,539,736
Non-Convertible Preferred Stocks	1,012,919	—	—	1,012,919
Short-Term Investments — Investment Company	376,926	376,926	—	—
Forward Foreign Currency Contracts	639	—	$639	—

Total	$44,488,700	$41,935,406	$639	$2,552,655

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in
Securities
Beginning Balance	$1,359,920
Net purchases (sales)	230,562
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	962,173
Realized gains (losses)	—

Ending Balance	$2,552,655

Net change in unrealized appreciation/ depreciation from investments still held as of November 30, 2009	$962,173

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund

/s/ Randy Takian Randy Takian
Principal Executive Officer
January 21, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
January 21, 2010

/s/ Francis Smith Francis Smith
Principal Financial Officer
January 21, 2010